Loans - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Leases Future Minimum Payments Receivable Abstract
2020	$ 48,511
2021	90,049
2022	147,742
2023	205,834
2024 and thereafter	371,619
Total Minimum Lease Payments	$ 863,755	$ 781,060